Net employee defined benefit liabilities	9 Months Ended
Sep. 30, 2022
Net employee defined benefit liabilities
Net employee defined benefit liabilities

7.Net employee defined benefit liabilities

The Company used its independent actuaries to update the calculation of the defined benefit obligation and plan assets in Q2 2022. For the three and nine months ended September 30, 2022, the Company recognized a remeasurement gain of CHF 0.2 million and CHF 7.6 million on the Company’s condensed consolidated statements of comprehensive income/(loss) related to its net employee defined benefit liability, respectively. The primary component of the remeasurement gain as for the nine months period ended September 30, 2022 relates to the increase in the discount rate by 195 basis points to 2.25% from 0.3% as of December 31, 2021.

The resulting impact as a result of the asset ceiling test is to record nil for the net employee defined benefit liability on the Company’s condensed consolidated balance sheets as of September 30, 2022 compared to CHF 7.1 million as of December 31, 2021.